September 5, 2008

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Post-Effective Amendment No. 18 to the Registration Statement
On Form N-4 for Separate Account Q of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333-87468 and 811-21084)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account Q (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act in order to update the financial, biographical, tax, performance results and other information presented in the Prospectus and Statement of Additional Information. Editorial, stylistic and other non-material changes have also been made to the Amendment. Pursuant to Rule 485(b) under the 1933 Act, the Amendment will become effective September 8, 2008.

This Amendment also incorporates the responses to the Staff’s comments on Post-Effective Amendment No. 17, filed pursuant to Rule 485(a) under the 1933 Act on July 10, 2008. These responses to Staff comments were previously filed as correspondence with the Commission on August 28, 2008.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above and further represent that the Amendment does not contain any disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Senior Counsel